Document and Entity Information	0 Months Ended
Feb. 27, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Feb 27, 2013
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Feb 27, 2013
Document Effective Date	Feb 27, 2013
Prospectus Date	Oct 31, 2012

Congress Mid Cap Growth Fund | Congress Mid Cap Growth Fund
Congress Mid Cap Growth Fund
Supplement dated February 27, 2013 to Prospectus and Summary Prospectus dated October 31, 2012

Effective immediately, the following information replaces the definition of a mid-cap company and of a large-cap company, found under the heading Principal Investment Strategies on pages 5  and 7 of the Prospectus and on page 2 of the Summary Prospectus for Congress Mid-Cap Growth Fund:

The Fund considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, between $1 billion and $10 billion.  The Fund may also invest from time to time in equity securities of large-capitalization companies (i.e., those with capitalizations over $10 billion) and equity securities of small-capitalization companies (i.e., those with capitalizations of less than $1 billion).

Label	Element	Value
Congress Mid Cap Growth Fund | Congress Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000811030_SupplementTextBlock
Supplement dated February 27, 2013 to Prospectus and Summary Prospectus dated October 31, 2012

Effective immediately, the following information replaces the definition of a mid-cap company and of a large-cap company, found under the heading Principal Investment Strategies on pages 5  and 7 of the Prospectus and on page 2 of the Summary Prospectus for Congress Mid-Cap Growth Fund:

Risk/Return [Heading]	rr_RiskReturnHeading	Congress Mid Cap Growth Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, between $1 billion and $10 billion.  The Fund may also invest from time to time in equity securities of large-capitalization companies (i.e., those with capitalizations over $10 billion) and equity securities of small-capitalization companies (i.e., those with capitalizations of less than $1 billion).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 31, 2012